Summary of Significant Accounting Policies and Significant Concentrations and Risks (Details Textual) $ in Thousands		1 Months Ended			12 Months Ended
		Sep. 30, 2015 CNY (¥)	Oct. 31, 2011	Sep. 29, 2011	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Percentage appropriation to general reserve fund required					10.00%							10.00%
Reserve level threshold for mandatory transfer requirement (as a percent)					50.00%							50.00%
Appropriation to general reserve fund					¥ 500,719,000	$ 72,119	¥ 500,164,000
Costs in excess of billings included in accounts receivable					14,962,000		24,912,000					$ 2,155
Shipping or delivery costs					¥ 148,959,000	$ 21,454	239,519,000		¥ 311,356,000
VAT rate (as a percent)					17.00%	17.00%
Required contribution by company for each employee as a percentage on standard salary base					20.00%	20.00%
Total amount of contributions					¥ 193,111,000	$ 27,814	229,452,000		263,104,000
Period guaranteed for 90% multicrystalline PV modules of initial power generation capacity under warranty terms				10 years
Period guaranteed for 80% multicrystalline PV modules of initial power generation capacity under warranty terms				25 years
Percentage of initial power generation capacity guaranteed for 10 years for multicrystalline PV modules				90.00%
Percentage of initial power generation capacity guaranteed for 25 years for multicrystalline PV modules				80.00%
Percentage of nameplate power guaranteed for 10 years for multicrystalline PV modules under new and improved warranty terms			91.20%
Period guaranteed for 91.2 % multicrystalline PV modules of initial power under new and improved warranty terms			10 years
Percentage of nameplate power guaranteed for 25 years for multicrystalline PV modules under new and improved warranty terms			80.70%
Period guaranteed for 80.70% multicrystalline PV modules of nameplate power under new and improved warranty terms			25 years
Percentage of nameplate power guaranteed for first year for monocrystalline panda PV modules under new and improved warranty terms			98.00%
Percentage of nameplate power guaranteed for 10 years for monocrystalline panda PV modules under new and improved warranty terms			92.00%
Period guaranteed for 92.00% monocrystalline panda PV modules of nameplate power under new and improved warranty terms			10 years
Percentage of nameplate power guaranteed for 25 years for monocrystalline panda PV modules under new and improved warranty terms			82.00%
Period guaranteed for 82.00% monocrystalline panda PV modules of nameplate power under new and improved warranty terms			25 years
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Total					(2,118,969,000)	(305,195)	(5,898,836,000)		¥ (1,401,335,000)
Working Capital					7,471,576,000							1,076,131
Cash And Cash Equivalents Including Restricted Cash At Carrying Value					868,439,000							125,081
Short Term Borrowings Medium Term Notes And Long Term Debt Current					9,010,205,000							1,297,739
Long Term Debt Maturities Repayments Of Principal And Interest In Next Twelve Months					1,993,518,000							287,126
Percentage Of Ownership Interest In Subsidiary Maximum									100.00%
Total prepayments to supplier					992,569,000		1,212,614,000					142,959
Deposits for the purchase of equipment					78,652,000		81,828,000					11,328
Restricted cash					361,797,000		346,926,000					52,109
Proceeds from sale of accounts receivable					7,412,000	1,068			¥ 188,117,000
Loss on sale of accounts receivable					357,000	51			8,885,000
Amount of the prepayments to suppliers reduced and reclassified to inventories					496,885,000	71,566	318,132,000		340,007,000
Long Term Prepayments To Suppliers					343,591,000		555,520,000					49,487
Government grants related to the construction of the solar power plants received					20,981,000	3,022	74,581,000		80,849,000
Grants amortized					49,362,000	7,110	56,935,000		49,557,000
Provision To Inventory Purchase Commitments					10,672,000	1,537	522,050,000		0
Disposal Group, Including Discontinued Operation, Consideration		¥ 554,452,000			5,026,000		30,002,000		146,606			724	$ 4,631
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal		6,852,000
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax		561,304,000
Impairment of Long-Lived Assets Held-for-use					1,277,373,000	183,980	3,804,116,000		0
Government Subsidy Value							286,277,000
Provision For Reserve For Inventory Purchase Commitments					90,300,000	13,006	77,705,000		0
Provision For Prepayment Of Inventory Purchase Commitments					10,672,000	1,537	522,050,000		0
Medium-term Notes, Noncurrent					0		300,000,000					0
Variable Interest Entity, Consolidated, Carrying Amount, Assets		1,886,045,000
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities		¥ 1,324,741,000
Gain (Loss) on Disposition of Assets					34,339,000	4,946	28,430,000	$ 4,389	23,943
Disposal Group Including Discontinued Operation Net Assets					29,313,000		1,572,000		122,663			4,222	$ 243
Disposal Group, Including Discontinued Operation, Assets, Total					53,411,000		180,752,000		182,286
Disposal Group, Including Discontinued Operation, Liabilities					82,724,000		179,180,000		59,623
Medium-term Notes, Current					1,757,000,000		1,757,000,000					296,270
Provision for Prepayments					113,416,000	16,335
Customer Advances and Deposits					286,277,000							41,232
Retained Earnings (Accumulated Deficit), Total					(15,428,426,000)		(13,252,929,000)					(2,222,156)
Long-term Debt, Excluding Current Maturities, Total					2,523,621,000		2,405,898,000					363,477
Short-term Debt, Total					9,010,205,000		9,124,183,000					1,297,739
Amount waived by suppliers					22,165,000	3,192
Inventory Write-down					89,147,000	12,840	¥ 31,930,000		¥ 4,208,000
Short-term Debt, Maturities, Repayments of Principal Within Twelve Months					7,080,959,000							1,019,870
Unrealized Profit By Inter Company Sales | $	[1]					$ 29,332
Short-term Debt [Member]
Short-term Debt, Maturities, Repayments of Principal Within Twelve Months					222,331,000							32,022
Short Term Debt Maturities Repayments Of Interest Within Twelve Months					¥ 190,967,000							$ 27,505
Subsequent Event [Member]
Short-term Debt, Total										¥ 255,700,000	$ 36,800
China, Yuan Renminbi [Member]
Noon buying rate RMB to $1.00					6.943							6.943
United States of America, Dollars [Member]
Noon buying rate RMB to $1.00					1.00							1.00
Construction in Progress [Member]
Project Assets Carrying Value					¥ 68,104,000							$ 9,809
Construction Completed [Member]
Project Assets Carrying Value					¥ 603,941,000							$ 86,986
Project Assets Subsidiaries [Member]
Percentage of Wholly Owned Subsidiary					100.00%		100.00%					100.00%	100.00%
Yingli PV Investment Group Co., Ltd. [Member]
Related Party Ownership Percentage									100.00%
Supplier Concentration Risk [Member]
Total prepayments to supplier					¥ 618,796,000		¥ 660,034,000					$ 89,125
Sales Revenue, Goods, Net [Member] | Geographic Concentration Risk For Government Incentive Programs [Member]
Percentage of concentration of risk					97.00%	97.00%	93.00%	93.00%	88.00%
Sales Revenue, Goods, Net [Member] | Five Major Accounts Receivable [Member] | Customer Concentration Risk [Member]
Percentage of concentration of risk					10.70%	10.70%	19.40%	19.40%	13.90%
Prepayment To Suppliers [Member]
Provision for Loan, Lease, and Other Losses					¥ 10,672,000		¥ 522,050,000
Prepayment To Suppliers [Member] | Supplier Concentration Risk [Member]
Threshold percentage					10.00%							10.00%
Accounts Receivable [Member] | Supplier Concentration Risk [Member]
Threshold percentage					10.00%							10.00%
Accounts Receivable [Member] | Five Major Accounts Receivable [Member] | Customer Concentration Risk [Member]
Percentage of concentration of risk					16.30%	16.30%	27.60%	27.60%
Cash [Member] | Cash. Financial institution concentration risk PRC Individual financial institutions [Member]
Percentage of concentration of risk					11.05%	11.05%	34.40%	34.40%
CHINA | Individual Financial Institutions Disclosed [Member] | Financial Institution Concentration Risk [Member]
Threshold percentage					10.00%		10.00%					10.00%	10.00%
CHINA | Cash [Member] | Individual Financial Institutions Disclosed [Member] | Financial Institution Concentration Risk [Member]
Threshold percentage					10.00%							10.00%
Projects assets [Member]
Revenues, Total					¥ 31,556,000	$ 4,545	¥ 30,836,000		¥ 2,015,000
Depreciation, Nonproduction					31,847,000	$ 4,587	¥ 37,855,000		¥ 2,365,000
2010 MTNs [Member]
Medium-term Notes, Noncurrent					¥ 357,000,000
Debt Instrument, Maturity Date					Oct. 13, 2015	Oct. 13, 2015
2011 MTNs [Member]
Medium-term Notes, Noncurrent					¥ 1,400,000,000
Debt Instrument, Maturity Date					May 12, 2016	May 12, 2016
Yingli Energy China Company Limited [Member]
Percentage Of Claim Equity Interests In Project Asset Companies In VIE									100.00%
Yingli Energy China Company Limited [Member] | Medium-term notes first tranche [Member]
Term of loan facility					5 years	5 years
Baoding Tianwei Yingli New Energy Resources Company Limited [Member]
Long Term Debt Maturities Repayments Of Principal And Interest In Next Twelve Months					¥ 1,943,707,000							$ 279,952
Yingli China item [Member]
Medium-term Notes, Noncurrent | $												$ 300
Minimum [Member]
Period of assembly and installation of PV systems					1 month	1 month
Standard salary base rate for medical insurance benefits (as a percent)					6.00%	6.00%
Standard salary base rate for unemployment (as a percent)					1.00%	1.00%
Standard salary base rate for housing fund (as a percent)					5.00%	5.00%
Standard salary base rate for other statutory benefits (as a percent)					0.90%	0.90%
Property, Plant and Equipment, Estimated Useful Lives					20 yeas	20 yeas
Minimum [Member] | Use Rights [Member]
Finite-Lived Intangible Asset, Useful Life					45 years	45 years
Maximum [Member]
Period of assembly and installation of PV systems					3 months	3 months
Standard salary base rate for medical insurance benefits (as a percent)					11.00%	11.00%
Standard salary base rate for unemployment (as a percent)					2.00%	2.00%
Standard salary base rate for housing fund (as a percent)					12.00%	12.00%
Standard salary base rate for other statutory benefits (as a percent)					1.70%	1.70%
Property, Plant and Equipment, Estimated Useful Lives					25 years	25 years
Maximum [Member] | Use Rights [Member]
Finite-Lived Intangible Asset, Useful Life					50 years	50 years

[1]	Short-term borrowings and current portion of long-term debts consist of the following: